Cash Distributions (Details) - USD ($) $ / shares in Units, $ in Thousands								6 Months Ended
	Jun. 15, 2020	May 21, 2020	May 14, 2020	May 06, 2020	Mar. 16, 2020	Feb. 21, 2020	Feb. 05, 2020	Jun. 30, 2020	Jun. 30, 2019
Cash Distributions
Cash distributions paid								$ 47,885	$ 69,712
Common units
Cash Distributions
Cash distribution declared				$ 0.125			$ 0.561
Cash distributions paid		$ 5,967				$ 26,754
Preference units
Cash Distributions
Cash distributions paid	$ 7,582				$ 7,582
Series A preference units
Cash Distributions
Cash distribution declared			$ 0.5390625				0.5390625
Series B preference units
Cash Distributions
Cash distribution declared			0.5125				0.5125
Series C preference units
Cash Distributions
Cash distribution declared			$ 0.53125				$ 0.53125